CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock. Private Placement	Common Stock.	Additional Paid-in Capital Private Placement	Additional Paid-in Capital	Accumulated Deficit	Convertible preferred stock (as converted to common stock)	Private Placement	Total
Balance at the beginning at Dec. 31, 2019						$ 72,883
Balance at the beginning (in shares) at Dec. 31, 2019						74,133,667
Convertible Preferred Stock
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105						$ 2,994
Issuance of Series B-1 convertible preferred stock, net of issuance costs of $105 (in shares)						3,206,390
Balance at the end at Dec. 31, 2020						$ 75,877		$ 75,877
Balance at the end (in shares) at Dec. 31, 2020						77,340,057		77,340,057
Balance at the beginning at Dec. 31, 2019		$ 1		$ 7,978	$ (66,489)			$ (58,510)
Balance at the beginning (in shares) at Dec. 31, 2019		8,624,009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants to purchase common stock				112				112
Issuance of common stock upon exercise of stock options				442				442
Issuance of common stock upon exercise of stock options (in shares)		1,222,821
Stock-based compensation expense				662				662
Net loss					(27,392)			(27,392)
Balance at the end at Dec. 31, 2020		$ 1		9,194	(93,881)			$ (84,686)
Balance at the end (in shares) at Dec. 31, 2020		9,846,830
Convertible Preferred Stock
Conversion of convertible preferred stock into common stock in connection with the closing of the Merger						$ (75,877)
Conversion of convertible preferred stock into common stock in connection with the closing of the Merger						(77,340,057)
Balance at the end (in shares) at Dec. 31, 2021								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible preferred stock into common stock in connection with the closing of the Merger		$ 8		75,869				$ 75,877
Conversion of convertible preferred stock into common stock in connection with the closing of the Merger (in shares)		80,833,007
Issuance of common stock in connection with the closing of the Merger		$ 1		84,944				$ 84,945
Issuance of common stock in connection with the closing of the Merger (in shares)		10,391,513						10,391,513
Issuance of public warrants in connection with the closing of the Merger				(23,636)				$ (23,636)
Issuance of common stock in connection with the consummation of the PIPE Investment	$ 3		$ 299,997				$ 300,000
Issuance of common stock in connection with the consummation of the PIPE Investment (in shares)	30,000,000
Issuance of common stock for net settlement of common stock and preferred stock warrants upon settlement of the Merger				880				880
Issuance of common stock for net settlement of common stock and preferred stock warrants upon settlement of the Merger (in shares)		2,029,712
Issuance of common stock for the conversion of convertible notes		$ 1		53,644				53,645
Issuance of common stock for the conversion of convertible notes (in shares)		5,408,672
Issuance of warrants to purchase common stock				1				1
Payment of deferred offering costs in connection with the closing of the Merger and PIPE Investment			$ (36,065)				$ (36,065)
Initial fair value of contingent earn-out liability recognized upon the closing of the Merger				(67,021)				(67,021)
Initial fair value of contingently issuable common stock liability recognized upon the closing of the Merger				(11,670)				(11,670)
Issuance of common stock upon exercise of stock options				915				$ 915
Issuance of common stock upon exercise of stock options (in shares)		4,276,327						2,806,961
Repurchase of common stock upon settlement of related party note (in shares)		(43,665)
Issuance of common stock upon vesting of restricted stock units (in shares)		2,625
Stock-based compensation expense				8,511				$ 8,511
Net loss					(10,858)			(10,858)
Balance at the end at Dec. 31, 2021		$ 14		$ 395,563	$ (104,739)			$ 290,838
Balance at the end (in shares) at Dec. 31, 2021		142,745,021